INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Deferred Tax Asset [Line Items]
Deferred tax asset	$ 760		$ 432
CAMT deferred tax	$ 73
Bermuda
Deferred Tax Asset [Line Items]
Deferred tax asset		$ 364	$ 35
Deferred tax asset, profit and loss		314
Deferred tax asset, equity		$ 50